Net borrowings - Schedule of net borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	£ (2,305)	£ (1,522)	£ (1,184)
Borrowings due after one year	(15,304)	(14,498)	(12,693)
Fair value of foreign currency forwards and swaps	534	356	122
Fair value of interest rate hedging instruments	(422)	(283)	4
Lease liabilities	(438)	(475)	(360)
Gross borrowings	(17,935)	(16,422)	(14,111)
Cash and cash equivalents	2,766	2,285	1,780
Net borrowings	£ (15,169)	£ (14,137)	£ (12,331)	£ (12,109)